Inventories (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Inventories
Inventories consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Raw materials, components and consumables	US$	603.4	Rs.	44,113.0	Rs.	32,776.1
Work-in-progress		598.2		43,734.8		45,502.9
Finished goods		3,734.3		273,017.2		296,248.8

Total	US$	4,935.9	Rs.	360,865.0	Rs.	374,527.8